UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-03170

THE MEXICO FUND, INC.

(Exact name of Registrant as specified in charter)

1775 I Street, NW, Suite 1100

Washington, DC 20006
(Address of principal executive offices) (Zip code)

Sander M. Bieber

Dechert LLP

1775 I Street, NW, Suite 1100

Washington, DC 20006

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (202) 261-7941

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

The Mexico Fund, Inc.

Schedule of Investments as of July 31, 2007 (Unaudited)

					Percent
Shares Held		Common Stock (98.47%)	Series	Value (Note 1)	of Net Assets
		Cement Industry
10,563,549		Cemex, S.A.B. de C.V.	CPO	$ 34,289,265	3.43%
5,576,400		Grupo Cementos de Chihuahua, S.A.B. de C.V.	*	42,147,180	4.22
				--------------	-------
				76,436,445	7.65
		Communications
13,156,400		América Móvil, S.A.B. de C.V.	A	39,057,555	3.91
61,759,866		América Móvil, S.A.B. de C.V.	L	184,873,227	18.50
8,352,700	(a)	Axtel, S.A.B. de C.V.	CPO	61,166,350	6.12
4,758,700		Grupo Televisa, S.A.B.	CPO	24,195,672	2.42
8,767,100		Teléfonos de México, S.A.B. de C.V.	A	15,243,921	1.53
				---------------	-------
				324,536,725	32.48
		Construction
9,126,900	(a)	Carso Infraestructura y Construcción, S.A de C.V.	B-1	10,632,584	1.06
8,142,533	(a)	Empresas ICA, S.A.B. de C.V.	*	51,847,890	5.19
				--------------	-------
				62,480,474	6.25
		Consumer Products
4,786,980		Kimberly-Clark de México, S.A.B. de C.V.	A	19,065,036	1.91

		Financial Groups
9,317,500		Grupo Financiero Banorte, S.A.B. de C.V.	O	42,327,080	4.24

		Food and Beverages
3,106,000		Gruma, S.A.B. de C.V.	B	11,500,440	1.15
2,719,500		Grupo Bimbo, S.A.B. de C.V.	A	15,275,769	1.53
				--------------	-------
				26,776,209	2.68
		Holding Companies
2,789,400		Alfa, S.A.B. de C.V.	A	19,272,803	1.93
7,025,024		Mexichem, S.A.B. de C.V.	*	23,928,271	2.40
2,278,000		Verzatec, S.A.B. de C.V.	*	1,563,515	0.16
				--------------	-------
				44,764,589	4.49
		Housing
8,379,800		Consorcio ARA, S.A.B. de C.V.	*	12,392,592	1.24
3,202,600	(a)	Corporación Geo, S.A.B. de C.V.	B	17,649,426	1.77
8,320,900	(a)	Dine, S.A.B. de C.V.	B	8,863,605	0.89
7,724,582	(a)	Sare Holding, S.A.B. de C.V.	B	13,431,228	1.34
13,132,600	(a)	Urbi Desarrollos Urbanos, S.A.B. de C.V.	*	55,788,282	5.58
				---------------	-------
				108,125,133	10.82
		Mining Industry
8,259,853		Grupo México, S.A.B. de C.V.	B	58,415,294	5.85

		Retail Firms
10,571,128		Alsea, S.A.B. de C.V.	*	18,109,827	1.81
1,383,941	(a)	Dermet, S.A.B. de C.V	B	658,579	0.07
3,031,100	(a)	Grupo Famsa, S.A.B. de C.V.	A	14,257,734	1.43
9,449,700		Organización Soriana, S.A.B. de C.V.	B	32,178,428	3.22
12,232,793		Wal-Mart de México, S.A.B. de C.V.	V	44,700,468	4.47
				---------------	-------
				109,905,036	11.00
		Service
4,757,048		Grupo Aeroportuario del Centro Norte, S.A.B de C.V	B	15,807,053	1.58
5,680,000		Grupo Aeroportuario del Pacífico, S.A.B. de C.V.	B	27,720,883	2.78
2,347,200		Grupo Aeroportuario del Sureste, S.A.B. de C.V.	B	12,379,008	1.24
3,314,000	(a)	Promotora Ambiental, S.A.B. de C.V.	B	9,398,558	0.94
				-------------	-------
				65,305,502	6.54
		Steel
4,935,500	(a)	Industrias CH, S.A.B. de C.V.	B	21,910,363	2.19
984,800		Tenaris, S.A.	*	23,718,546	2.37
				-------------	-------
				45,628,909	4.56

		Total Common Stock (Identified cost - $492,718,274)		$ 983,766,432	98.47%

	Principal		Value	Percent of Net
Securities	Amount	Short-Term Securities (1.92%)	(Note 1)	Assets
Repurchase Agreements		BBVA Bancomer, S.A., 7.15%, dated 07/31/07, due 08/01/07 repurchase price $15,372,632 collateralized by Bonos del Gobierno Federal. Value of collateral $15,625,542	$15,369,579	1.54%
U.S. Government	$3,839,000	U.S. Treasury Bill, 0%, due 08/23/07	3,827,953	0.38
			----------------	----------
		Total Short-Term Securities (Identified cost - $19,197,532)	$ 19,197,532	1.92%
			---------------	---------
		Total Investments (Identified cost - $511,915,806)	1,002,963,964	100.39
		Liabilities in Excess of Other Assets	(3,897,166)	(0.39)
			---------------	----------
		Net Assets Equivalent to $49.88 per share on 20,027,631 shares of capital stock outstanding	$ 999,066,798	100.00%
			==========	=======

--------------

(a) Shares of these securities are currently non-income producing. Equity investments that have not paid dividends within the last twelve months are considered to be non-income producing.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ José Luis Gómez Pimienta
José Luis Gómez Pimienta
President and Principal Executive Officer

September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ José Luis Gómez Pimienta
José Luis Gómez Pimienta
President and Principal Executive Officer

September 20, 2007

By:	/s/ Alberto Osorio
Alberto Osorio
Treasurer and Principal Financial Officer

September 20, 2007